ADVANCE FROM SHAREHOLDER (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Advance From Shareholder
Advance from shareholder	$ 80,000
Proceeds from Related Party Debt	$ 80,000
Repayments of Related Party Debt		$ 0